The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 69.3%
	AGGREGATE BOND — 10.1%
9,285	Eaton Vance Short Duration Income ETF	$474,742
15,814	Eaton Vance Total Return Bond ETF	804,379
19,864	JPMorgan International Bond Opportunities ETF	965,788
3,626	UVA Unconstrained Medium-Term Fixed Income ETF	78,938
12,528	Vanguard Intermediate-Term Bond ETF	968,915
		3,292,762
	BROAD MARKET — 3.7%
4,074	JPMorgan U.S. Momentum Factor ETF	261,917
3,808	Vanguard U.S. Momentum Factor ETF	656,956
5,486	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	281,196
		1,200,069
	CONVERTIBLE — 3.5%
12,598	iShares Convertible Bond ETF	1,135,080
	CORPORATE — 10.3%
9,904	iShares High Yield Systematic Bond ETF	470,192
15,812	iShares Investment Grade Systematic Bond ETF	718,497
17,579	SPDR Portfolio Short Term Corporate Bond ETF	530,710
21,982	VanEck IG Floating Rate ETF	560,541
7,703	Vanguard Intermediate-Term Corporate Bond ETF	638,733
9,749	Xtrackers Short Duration High Yield Bond ETF	441,825
		3,360,498
	EMERGING MARKETS — 1.8%
11,644	Schwab Fundamental Emerging Markets Equity ETF	384,369
5,094	SPDR S&P Emerging Markets Dividend ETF	194,183
		578,552
	FIXED INCOME EMERGING MARKET — 1.2%
19,992	VanEck Emerging Markets High Yield Bond ETF	396,241
	GLOBAL — 3.0%
1,007	Affinity World Leaders Equity ETF	33,508
6,256	SPDR Global Dow ETF	942,386
		975,894
	GOVERNMENT — 5.5%
8,784	iShares 10-20 Year Treasury Bond ETF	892,454
9,283	iShares 7-10 Year Treasury Bond ETF	889,033
		1,781,487
	HIGH YIELD BOND — 1.8%
12,183	Pacer Pacific Asset Floating Rate High Income ETF	579,911

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 2.6%
6,984	Invesco Dorsey Wright Developed Markets Momentum ETF	$320,915
5,451	Invesco S&P International Developed Momentum ETF	279,309
2,008	iShares International Small-Cap Equity Factor ETF	77,850
5,478	iShares MSCI Intl Value Factor ETF	180,172
		858,246
	LARGE-CAP — 11.4%
6,664	Fidelity High Dividend ETF	346,661
2,375	Invesco S&P 100 Equal Weight ETF	261,179
332	iShares Russell Top 200 Growth ETF	81,841
1,301	Principal U.S. Mega-Cap ETF	81,391
3,314	Schwab Fundamental U.S. Large Co. ETF	81,326
17,887	Schwab U.S. Large-Cap Growth ETF	522,479
744	Vanguard Growth ETF	326,170
1,336	Vanguard Mega Cap ETF	300,493
1,092	Vanguard S&P 500 ETF	620,289
2,075	Vanguard Value ETF	366,735
3,824	WisdomTree U.S. LargeCap Fund	244,774
5,631	WisdomTree U.S. Value Fund	486,518
		3,719,856
	MID-CAP — 6.3%
13,652	Fidelity Small-Mid Multifactor ETF	566,149
3,265	iShares Russell Mid-Cap Growth ETF	452,790
3,136	Janus Henderson Small/Mid Cap Growth Alpha ETF	243,510
1,727	Vanguard Mid-Cap Growth ETF	491,142
3,508	VictoryShares U.S. Small Mid Cap Value Momentum ETF	294,356
		2,047,947
	MORTGAGE BACKED — 2.8%
18,505	iShares CMBS ETF	901,564
	OECD COUNTRIES — 0.8%
8,395	Fidelity Enhanced International ETF	279,218
	PRECIOUS METALS — 0.9%
4,957	abrdn Physical Silver Shares ETF*	170,570
1,971	iShares Gold Trust*	122,912
		293,482
	SMALL-CAP — 2.4%
4,600	Invesco S&P SmallCap Momentum ETF	312,892
2,747	JPMorgan Small & Mid Cap Enhanced Equity ETF	162,650
888	Vanguard Small-Cap ETF	210,438

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP (Continued)
352	Vanguard Small-Cap Growth ETF	$97,483
		783,463
	TECHNOLOGY — 0.7%
357	Vanguard Information Technology ETF	236,791
	THEMATIC — 0.5%
3,900	Global X U.S. Infrastructure Development ETF	169,962
	Total Exchange-Traded Funds
	(Cost $21,463,137)	22,591,023
	MUTUAL FUNDS — 29.3%
	AGGREGATE BOND — 4.0%
28,788	Allspring Core Plus Bond Fund - Class R6	324,149
53,629	Vanguard Core Bond Fund, Admiral Shares	968,009
		1,292,158
	AGGREGATE BOND SHORT — 1.5%
52,653	Victory Short-Term Bond Fund - Class R6	482,825
	BLEND BROAD MARKET — 1.4%
16,328	DFA U.S. Vector Equity Portfolio - Class Institutional	455,873
	BLEND LARGE CAP — 1.1%
8,397	DFA U.S. Large Co. Portfolio - Class Institutional	345,611
	EMERGING MARKET STOCK — 0.4%
1,646	New World Fund, Inc. - Class F-3	146,576
	EMERGING MARKETS BOND — 3.9%
53,395	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,272,930
	FOREIGN AGGREGATE BOND — 2.0%
58,093	Dodge & Cox Global Bond Fund - Class I	647,155
	FOREIGN BLEND — 4.5%
9,711	DFA International Small Co. Portfolio - Class Institutional	228,798
33,948	Dimensional Global Equity Portfolio - Class Institutional	1,242,832
		1,471,630
	FOREIGN GROWTH — 0.5%
8,028	Vanguard International Explorer Fund - Class Investor	158,955
	FOREIGN VALUE — 0.8%
5,253	DFA International Small Cap Value Portfolio - Class Institutional	144,866

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE (Continued)
4,809	DFA International Value Portfolio - Class Institutional	$119,848
		264,714
	GENERAL CORPORATE BOND — 1.9%
65,946	T Rowe Price Institutional Floating Rate Fund - Class Institutional	622,526
	GROWTH BROAD MARKET — 2.7%
12,843	New Perspective Fund - Class R-6	898,127
	GROWTH LARGE CAP — 2.0%
9,250	Nuveen Large Cap Growth Index Fund - Class R6	657,146
	HIGH YIELD BOND — 1.4%
47,671	American High-Income Trust - Class F-3	469,560
	VALUE MID CAP — 1.2%
11,620	DFA U.S. Targeted Value Portfolio - Class Institutional	387,640
	Total Mutual Funds
	(Cost $9,049,146)	9,573,426
	MONEY MARKET FUNDS — 1.4%
34,237	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	34,237
416,459	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%[1]	416,459
	Money Market Funds
	(Cost $450,696)	450,696
	TOTAL INVESTMENTS — 100.0%
	(Cost $30,962,979)	32,615,145
	Liabilities in Excess of Other Assets — (0.0)%	(5,678)
	TOTAL NET ASSETS — 100.0%	$32,609,467

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.